Share Capital and warrants - Summary Of The Number Of Options Outstanding (Detail)	12 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2021 shares $ / shares $ / shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2020 shares $ / shares $ / shares	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options ending balance	3,190,284	3,190,284
Weighted average ending balance | (per share)	$ 3.83	$ 3.00
CAD
Disclosure of classes of share capital [line items]
Number of options beginning balance	3,203,693	3,203,693	2,415,784	2,415,784
Number of options, granted	1,057,831	1,057,831	1,077,721	1,077,721
Number of options,Forfeited and expired – CAD	(406,240)	(406,240)	(229,812)	(229,812)
Number of options, exercised	(665,000)	(665,000)	(60,000)	(60,000)
Number of options ending balance	3,190,284	3,190,284	3,203,693	3,203,693
Options exercisable outstanding	1,630,476	1,630,476	2,063,672	2,063,672	1,630,476	2,063,672
Weighted average beginning balance | (per share)	$ 3.59	$ 2.76	$ 3.94	$ 2.96
Weighted average, granted | (per share)	3.94	3.10	3.06	2.25
Weighted average,Forfeited and expired | (per share)	6.61	5.26	4.72	3.47
Weighted average, exercised | (per share)	1.11	$ 0.89	3.38	$ 2.40
Weighted average options exercisable | (per share)	3.96	$ 3.96	3.43	$ 3.43	$ 3.10	$ 2.64
Weighted average ending balance | (per share)	$ 3.83	$ 3.00	$ 3.59	$ 2.76
US
Disclosure of classes of share capital [line items]
Number of options beginning balance	12,500	12,500
Number of options, granted	102,608	102,608
Number of options, Forfeited – USD	(34,375)	(34,375)
Number of options ending balance	80,733	80,733	12,500	12,500
Options exercisable outstanding	4,166	4,166			4,166
Weighted average beginning balance | $ / shares		$ 2.35
Weighted average, granted | $ / shares		3.18
Weighted average, Forfeited | $ / shares		$ 3.06
Weighted average options exercisable | (per share)	$ 0	$ 0			$ 2.35
Weighted average ending balance | (per share)	$ 0	$ 3.09		$ 2.35